LIQUIDITY	9 Months Ended
Sep. 30, 2015
Liquidity and Plan Of Operation [Abstract]
LIQUIDITY

The Company’s operations have been financed primarily through advances from officers, directors and related parties, outside capital, revenues generated from the launch of its products and commercial partnerships signed for the sale and distribution of its products domestic and internationally. These funds have provided the Company with the resources to operate its business, sell and support its products, attract and retain key personnel and add new products to its portfolio. The Company has experienced net losses and negative cash flows from operations each year since its inception.  As of September 30, 2015, the Company had an accumulated deficit of $14,456,745 and a working capital deficit of $1,216,181.

The Company has raised funds through the issuance of debt and the sale of common stock. The Company has also issued equity instruments in certain circumstances to pay for services from vendors and consultants. For the nine-months ended September 30, 2015, the Company raised $1,555,000 in funds, which included $1,325,000 from the issuance of convertible debentures (with warrants and common stock) to three unrelated parties, $180,000 from the issuance of notes payable to two unrelated third parties and $50,000 in proceeds from the issuance of a non-convertible debt instrument to a related party. The funds raised through the issuance of the convertible debentures were used to pay off other debt instruments and accounts payable, to increase inventory and buy raw material and packaging and for operations.

As of September 30, 2015, the Company had $149,521 in cash and $1.6 million in cash available for use under the Line Of Credit Convertible Debenture with a related party (See Note 8). During the nine-months ended September 30, 2015, the Company recognized $560,069 in revenues. The Company expects that its existing capital resources, revenues from sales of its products and upcoming sales milestone payments from the commercial partners signed for its products, along with the funds currently available for use under the LOC Convertible Debenture and equity instruments available to pay certain vendors and consultants will be sufficient to allow the Company to continue its operations, commence the product development process and launch selected products through at least October 1, 2016.

In the event the Company does not pay the convertible debentures upon their maturity, or after the remedy period, the principal amount and accrued interest on the note is automatically converted to common stock at a 40% discount to the market value of common stock.

The Company’s actual needs will depend on numerous factors, including timing of introducing its products to the marketplace, its ability to attract additional ex-US distributors for its products and its ability to in-license in non-partnered territories and/or develop new product candidates. The Company may also seek to raise capital, debt or equity from outside sources to pay for further expansion and development of its business and to meet current obligations. Such capital may not be available to the Company when it needs it on terms acceptable to the Company, if at all.